Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD MONEY MARKET RESERVES
Prospectus Date	rr_ProspectusDate	Dec. 22, 2023
Document Creation Date	dei_DocumentCreationDate	Nov. 02, 2023